Additional paid in capital	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional Paid in Capital [Abstract]
Additional paid in capital

7.        Additional Paid-in Capital

Stock options

A summary of stock option activity is as follows:

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
		Weighted Average		Weighted Average
	Number of Options	Exercise Price	Number of Options	Exercise Price
Outstanding, beginning of period	5,236,401,500	$0.003	5,014,851,500	$0.002
Granted	30,500,000	$0.035	254,050,000	$0.028
Exercised	-	$-	(26,000,000)	$(0.003)
Cancelled / Expired	(13,500,000)	$(0.034)	(6,500,000)	$(0.015)
Outstanding, end of period	5,253,401,500	$0.004	5,236,401,500	$0.003

Exercisable, end of period	5,162,401,500	$0.003	5,154,901,500	$0.003

During the period ended June 30, 2020:

On April 1, 2020, the Company granted one consultant the option to acquire 10,000,000 shares of common stock at a price of $0.035 per share for a term of five years. The fair value of the options granted totaling $391,843 was fully recorded at grant.

On May 12, 2020, the Company amended the option to acquire 40,000,000 shares of common stock granted on June 12, 2019 to extend the period of vesting from May 31, 2020 to December 31, 2020. None of these options have vested to date.

On May 18, 2020, the Company granted one consultant the option to acquire 500,000 shares of common stock of the Company at a price of $0.035 per share until May 17, 2024. The fair value of the options granted totaling $18,725 was fully recorded at grant.

On June 1, 2020, the Company granted one consultant the option to acquire 10,000,000 shares of common stock of the Company at a price of $0.035 per share until May 31, 2025 subject to the consultant contributing to the successful launch of the ALRT Diabetes Solution in Canada, including the enrolment of at least 20,000 patients. The fair value of the options granted totaling $621,853 was not recorded, as it cannot be determined that it is more likely than not that the performance condition will be met.

On June 5, 2020, the Company granted one sales agent the option to acquire 10,000,000 shares of common stock of the Company at a price of $0.035 per share until May 31, 2025 subject to the agent enrolling 20,000 patients into the ALRT Diabetes Solution by May 31, 2021. The fair value of the options granted totaling $494,868 was not recorded, as it cannot be determined that it is more likely than not that the performance condition will be met.

During the six-month period ended June 30, 2020, the Company recorded a further $79 (June 30, 2019 - $824) in compensation expense related to vesting of stock options granted in previous years.

During the year ended December 31, 2019:

On February 4, 2019, the Company granted a consultant the option to acquire a total of 2,500,000 shares of common stock of the Company at a price of $0.035 per share for a term of five years. The fair value of the options granted totaled $99,723 and was fully recorded at grant.

On March 15, 2019, the Company granted an option to acquire 9,150,000 shares of common stock of the Company at a price of $0.035 per share for a term of five years. The option to acquire 2,500,000 shares of common stock was granted to one consultant and the option to acquire 6,650,000 shares of common stock was granted to one director. The fair value of the options granted totaled $364,058 and was fully recorded at grant.

On April 12, 2019, the Company modified options to acquire 564,350,200 shares of common stock of the Company by extending the expiry date to April 12, 2024. The options modified had:

·	exercise prices ranging from $0.002 to $0.03 per share; and
·	expiration dates ranging from April 19, 2019 to May 29, 2020 immediately prior to the modification.

The fair value related to the extension of the life of the options totaled $1,150,060 and was recorded at the modification date.

On May 6, 2019, the Company granted options to acquire 13,000,000 shares of common stock of the Company at a price of $0.035 per share for a term of five years to three directors of the Company. The fair value of the options granted totaled $467,845 and was fully recorded at grant.

On May 17, 2019, the Company granted options to acquire 27,900,000 shares of common stock of the Company at a price of $0.035 per share for a term of five years to eleven consultants, one director and one employee of the Company. The fair value of the options granted totaled $1,059,856 and was fully recorded at grant.

On May 31, 2019, the Company granted options to acquire 10,000,000 shares of common stock of the Company at a price of $0.035 per share for a term of one year to one consultant. The option to acquire 10,000,000 shares would vest based on achievements of performance milestones. The fair value of the options granted totaling $399,722 was not recorded, as it cannot be determined that it is more likely than not that the performance conditions will be met. These options expired on May 30, 2020.

On June 12, 2019, the Company granted options to acquire 40,000,000 shares of common stock of the Company at a price of $0.05 per share until May 15, 2024 to three sales agents. The option to acquire 40,000,000 shares will vest based on achievements of performance milestones. The fair value of the options granted totaling $1,595,316 was not recorded, as it cannot be determined that it is more likely than not that the performance conditions will be met.

On June 17, 2019, the Company granted options to acquire 5,000,000 shares of common stock of the Company at a price of $0.035 per share for a term of five years to one advisor. The fair value of the options granted totaled $189,865 and was fully recorded at grant.

On June 17, 2019, the Company granted options to acquire 5,000,000 shares of common stock of the Company at a price of $0.05 per share for a term of five years to a sales agent. The option to acquire 5,000,000 shares will vest based on achievements of performance milestones. The fair value of the options granted totaled $189,833 was not recorded, as it cannot be determined that it is more likely than not that the performance conditions will be met.

On June 24, 2019, options granted on January 31, 2018 to acquire 24,000,000 shares of common stock at a price of $0.015 for a term of five years that were subject to vest based on the achievement of certain performance milestones were modified as follows:

·	the option to acquire 4,000,000 shares of common stock was cancelled; and
·	the performance conditions were modified.

No compensation expense was reversed related to the cancellation of the unvested options as no compensation expense related to these options had been previously recorded. No compensation expense related to the modification of the options was recorded, as the change in vesting conditions did not make it more likely than not that the performance conditions will be met.

On July 15, 2019, the Company granted a consultant options to acquire 7,500,000 shares of common stock of the Company at a price of $0.035 per share exercisable until February 3, 2024. The fair value of the options granted totaled $318,530 and was fully recorded at grant.

On August 16, 2019, the Company granted a consultant the option to acquire an aggregate 2,500,000 shares of common stock of the Company at a price of $0.05 per share. The option to acquire 2,500,000 shares will vest based on achievements of performance milestones. The fair value of the options granted totaling $108,655 was not recorded, as it cannot be determined that it is more likely than not that the performance conditions will be met.

On September 6, 2019, the Company granted a consultant the option to acquire 1,000,000 shares of common stock of the Company at a price of $0.05 per share for a term of five years. The option to acquire 1,000,000 shares will vest based on achievements of performance milestones. The fair value of the options granted totaling $40,863 was not recorded, as it cannot be determined that it is more likely than not that the performance conditions will be met.

On September 17, 2019, the Company granted a consultant the option to acquire 5,000,000 shares of common stock of the Company at a price of $0.035 per share for a term of five years. The fair value of the options granted totaled $194,850 and was fully recorded at grant.

On October 3, 2019, the Company granted two advisors the option to acquire an aggregate 3,500,000 shares of common stock of the Company at a price of $0.035 per share for a term of five years. Options to acquire 2,500,000 shares of common stock will vest upon the advisor entering into a full-time role with the Company. The fair value of the options granted totaled $136,399 of which $38,971 has been recorded related to the vested options.

On October 24, 2019, the Company granted two advisors the option to acquire an aggregate 2,000,000 shares of common stock of the Company at a price of $0.035 per share for a term of five years. The fair value of the options granted totaled $63,940 and was fully recorded at grant.

On December 11, 2019 the Company granted one creditor the option to acquire 120,000,000 shares of common of the Company at a price of $0.015 per share for a term of five years in connection with receiving line of credit financing (note 5). The fair value of the options granted totaled $2,158,441 and was fully recorded upon the Company entering into the financing agreement with the creditor.

During the year ended December 31, 2019, the Company recorded a further $18,630 in compensation expense related to vesting of stock options granted in previous years.

Options Outstanding:

The options outstanding at June 30, 2020 and December 31, 2019 were as follows:

	June 30, 2020			December 31, 2019
Expiry Date	Options	Exercise Price	Intrinsic Value	Options	Exercise Price	Intrinsic Value

May 30, 2020	-	$-	$-	10,000,000	$0.035	$-
July 1, 2021	4,365,001,300	$0.002	$0.037	4,365,001,300	$0.002	$0.015
November 27, 2022	6,950,000	$0.015	$0.024	7,200,000	$0.015	$0.002
January 31, 2023	40,500,000	$0.015	$0.024	40,500,000	$0.015	$0.002
June 13, 2023	5,000,000	$0.015	$0.024	5,000,000	$0.015	$0.002
October 1, 2023	300,000	$0.050	$-	300,000	$0.050	$-
February 3, 2024	10,000,000	$0.035	$0.004	10,000,000	$0.035	$-
March 14, 2024	9,150,000	$0.035	$0.004	9,150,000	$0.035	$-
April 12, 2024	560,000,200	$0.002	$0.037	560,000,200	$0.002	$0.015
April 12, 2024	3,900,000	$0.015	$0.024	4,150,000	$0.015	$0.002
April 12, 2024	200,000	$0.030	$0.009	200,000	$0.030	$-
May 6, 2024	13,000,000	$0.035	$0.004	13,000,000	$0.035	$-
May 17, 2024	40,000,000	$0.050	$-	40,000,000	$0.050	$-
May 17, 2024	25,400,000	$0.035	$0.004	27,900,000	$0.035	$-
June 17, 2024	5,000,000	$0.050	$-	5,000,000	$0.050	$-
June 17, 2024	5,000,000	$0.035	$0.004	5,000,000	$0.035	$-
August 16, 2024	2,500,000	$0.050	$-	2,500,000	$0.050	$-
September 6, 2024	1,000,000	$0.050	$-	1,000,000	$0.050	$-
September 17, 2024	5,000,000	$0.035	$0.004	5,000,000	$0.035	$-
October 3, 2024	3,500,000	$0.035	$0.004	3,500,000	$0.035	$-
October 24, 2024	2,000,000	$0.035	$0.004	2,000,000	$0.035	$-
December 11, 2024	120,000,000	$0.015	$0.024	120,000,000	$0.015	$0.002
April 1, 2025	10,000,000	$0.035	$0.004	-	$-	$-
May 31, 2025	20,000,000	$0.035	$0.004	-	$-	$-
Total	5,253,401,500	$0.004	$0.036	5,236,401,500	$0.003	$0.014
Weighted Average Remaining Contractual Life		1.48			1.96

The expense incurred related to stock options was allocated as follows:

	Three Months Ended June 30, 2020	Three Months Ended June 30, 2019	Six Months Ended June 30, 2020	Six Months Ended June 30, 2019

Interest expense	$—	$1,085,371	$—	$1,085,371
Product development	18,725	1,047,981	18,804	1,048,318
Professional	391,843	193,485	391,843	392,677
General, selling and administration	—	541,209	—	805,865

	$410,568	$2,868,046	$410,647	$3,332,231

The Company uses the fair value method for determining stock-based compensation for all options granted during the fiscal periods. The fair value was determined using the Black-Scholes option pricing model based on the following weighted average assumptions:

	June 30, 2020	December 31, 2019

Risk-free interest rate	0.38%	1.84%
Expected life	4.9 Years	5 years
Expected dividends	0%	0%
Expected volatility	320%	306%
Forfeiture rate	0	0%

The weighted average fair value for the options granted during the six months ended June 30, 2020 was $0.05 (December 31, 2019 - $0.03).

6.        Additional paid-in capital

Stock options

A summary of stock option activity is as follows:

	Year Ended		Year Ended
	December 31, 2019		December 31, 2018
		Weighted Average		Weighted Average
	Number of Options	Exercise Price	Number of Options	Exercise Price
Outstanding, beginning of period	5,014,851,500	$0.002	4,963,851,500	$0.002
Granted	254,050,000	$0.028	52,500,000	$0.015
Exercised	(26,000,000)	$(0.003)	-	$-
Cancelled	(6,500,000)	$(0.015)	(1,500,000)	$(0.015)
Outstanding, end of period	5,236,401,500	$0.003	5,014,851,500	$0.002

Exercisable, end of period	5,154,901,500	$0.003	4,987,851,500	$0.002

During the year ended December 31, 2019:

On February 4, 2019, the Company granted a consultant the option to acquire a total of 2,500,000 shares of common stock of the Company at a price of $0.035 per share for a term of five years. The fair value of the options granted totaled $99,723 and was fully recorded at grant.

On March 15, 2019, the Company granted an option to acquire 9,150,000 shares of common stock of the Company at a price of $0.035 per share for a term of five years. The option to acquire 2,500,000 shares of common stock was granted to one consultant and the option to acquire 6,650,000 shares of common stock was granted to one director. The fair value of the options granted totaled $364,058 and was fully recorded at grant.

On April 12, 2019, the Company modified options to acquire 564,350,200 shares of common stock of the Company by extending the expiry date to April 12, 2024. The options modified had:

·	exercise prices ranging from $0.002 to $0.03 per share; and
·	expiration dates ranging from April 19, 2019 to May 29, 2020 immediately prior to the modification.

The fair value related to the extension of the life of the options totaled $1,150,060 and was recorded at the modification date.

On May 6, 2019, the Company granted options to acquire 13,000,000 shares of common stock of the Company at a price of $0.035 per share for a term of five years to three directors of the Company. The fair value of the options granted totaled $467,845 and was fully recorded at grant.

On May 17, 2019, the Company granted options to acquire 27,900,000 shares of common stock of the Company at a price of $0.035 per share for a term of five years to eleven consultants, one director and one employee of the Company. The fair value of the options granted totaled $1,059,856 and was fully recorded at grant.

On May 31, 2019, the Company granted options to acquire 10,000,000 shares of common stock of the Company at a price of $0.035 per share for a term of one year to one consultant. The option to acquire 10,000,000 shares will vest based on achievements of performance milestones. The fair value of the options granted totaling $399,722 was not recorded, as it cannot be determined that it is more likely than not that the performance conditions will be met.

On June 12, 2019, the Company granted options to acquire 40,000,000 shares of common stock of the Company at a price of $0.05 per share until May 15, 2024 to three sales agents. The option to acquire 40,000,000 shares will vest based on achievements of performance milestones. The fair value of the options granted totaling $1,595,316 was not recorded, as it cannot be determined that it is more likely than not that the performance conditions will be met.

On June 17, 2019, the Company granted options to acquire 5,000,000 shares of common stock of the Company at a price of $0.035 per share for a term of five years to one advisor. The fair value of the options granted totaled $189,865 and was fully recorded at grant.

On June 17, 2019, the Company granted options to acquire 5,000,000 shares of common stock of the Company at a price of $0.05 per share for a term of five years to a sales agent. The option to acquire 5,000,000 shares will vest based on achievements of performance milestones. The fair value of the options granted totaled $189,833 was not recorded, as it cannot be determined that it is more likely than not that the performance conditions will be met.

On June 24, 2019, options granted on January 31, 2018 to acquire 24,000,000 shares of common stock at a price of $0.015 for a term of five years that were subject to vest based on the achievement of certain performance milestones were modified as follows:

·	the option to acquire 4,000,000 shares of common stock was cancelled; and
·	the performance conditions were modified.

No compensation expense was reversed related to the cancellation of the unvested options as no compensation expense related to these options had been previously recorded. No compensation expense related to the modification of the options was recorded, as the change in vesting conditions did not make it more likely than not that the performance conditions will be met.

On July 15, 2019, the Company granted a consultant options to acquire 7,500,000 shares of common stock of the Company at a price of $0.035 per share exercisable until February 3, 2024. The fair value of the options granted totaled $318,530 and was fully recorded at grant.

On August 16, 2019, the Company granted a consultant the option to acquire an aggregate 2,500,000 shares of common stock of the Company at a price of $0.05 per share. The option to acquire 2,500,000 shares will vest based on achievements of performance milestones. The fair value of the options granted totaling $108,655 was not recorded, as it cannot be determined that it is more likely than not that the performance conditions will be met.

On September 6, 2019, the Company granted a consultant the option to acquire 1,000,000 shares of common stock of the Company at a price of $0.05 per share for a term of five years. The option to acquire 1,000,000 shares will vest based on achievements of performance milestones. The fair value of the options granted totaling $40,863 was not recorded, as it cannot be determined that it is more likely than not that the performance conditions will be met.

On September 17, 2019, the Company granted a consultant the option to acquire 5,000,000 shares of common stock of the Company at a price of $0.035 per share for a term of five years. The fair value of the options granted totaled $194,850 and was fully recorded at grant.

On October 3, 2019, the Company granted two advisors the option to acquire an aggregate 3,500,000 shares of common stock of the Company at a price of $0.035 per share for a term of five years. Options to acquire 2,500,000 shares of common stock will vest upon the advisor entering into a full-time role with the Company. The fair value of the options granted totaled $136,399 of which $38,971 has been recorded related to the vested options.

On October 24, 2019, the Company granted two advisors the option to acquire an aggregate 2,000,000 shares of common stock of the Company at a price of $0.035 per share for a term of five years. The fair value of the options granted totaled $63,940 and was fully recorded at grant.

On December 11, 2019 the Company granted one creditor the option to acquire 120,000,000 shares of common of the Company at a price of $0.015 per share for a term of five years in connection with receiving line of credit financing (note 4). The fair value of the options granted totaled $2,158,441 and was fully recorded upon the Company entering into the financing agreement with the creditor.

During the year ended December 31, 2019, the Company recorded a further $18,630 in compensation expense related to vesting of stock options granted in previous years.

During the year ended December 31, 2018:

On January 31, 2018, the Company granted nine consultants and advisors the option to acquire a total of 47,000,000 shares of common stock of the Company at a price of $0.015 per share for a term of five years and one advisor the option to acquire 200,000 shares of common stock of the Company at a price of $0.03 per share until April 18, 2019. Options to acquire 24,000,000 shares of common stock will vest based on achievements of performance milestones by one consulting group (these options were modified on June 24, 2019). The fair value of the options granted totaled $2,722,605, of which $1,338,207 related to vested options was recorded as compensation expense and $1,384,398 related to options with performance vesting conditions was not recorded, as it is expected that the performance conditions will not be met.

On June 13, 2018, the Company granted a consultant the option to acquire a total of 5,000,000 shares of common stock of the Company at a price of $0.015 per share for a term of five years. The fair value of the options granted totaled $189,968.

On October 1, 2018, the Company granted a consultant the option to acquire a total of 300,000 shares of common stock of the Company at a price of $0.05 per share for a term of five years. The fair value of the options granted totaled $15,926.

The Company recorded a further $37,242 in compensation expense related to vesting of stock options granted in previous years.

Outstanding

The options outstanding at December 31, 2019 and 2018 were as follows:

	December 31, 2019				December 31, 2018
Expiry Date	Options	Exercise Price		Intrinsic Value	Options	Exercise Price	Intrinsic Value

April 18, 2019	-	$		$-	200,000	$0.030	$0.005
May 21, 2019	-	$		$-	500,000	$0.015	$0.020
July 25, 2019	-	$		$-	1,000,000	$0.015	$0.020
August 1, 2019	-	$		$-	1,250,000	$0.015	$0.020
January 30, 2020	-	$		$-	2,400,000	$0.015	$0.020
May 29, 2020	-	$		$-	560,000,200	$0.002	$0.033
May 30, 2020	10,000,000		$0.035	$-	-	$-	$-
July 1, 2021	4,365,001,300		$0.002	$0.015	4,390,001,300	$0.002	$0.033
November 27, 2022	7,200,000		$0.015	$0.002	7,200,000	$0.015	$0.020
January 31, 2023	40,500,000		$0.015	$0.002	47,000,000	$0.015	$0.020
June 13, 2023	5,000,000		$0.015	$0.002	5,000,000	$0.015	$0.020
October 1, 2023	300,000		$0.050	$-	300,000	$0.050	$-
February 3, 2024	10,000,000		$0.035	$-	-	$-	$-
March 14, 2024	9,150,000		$0.035	$-	-	$-	$-
April 12, 2024	560,000,200		$0.002	$0.015	-	$-	$-
April 12, 2024	4,150,000		$0.015	$0.002	-	$-	$-
April 12, 2024	200,000		$0.030	$-	-	$-	$-
May 6, 2024	13,000,000		$0.035	$-	-	$-	$-
May 17, 2024	40,000,000		$0.050	$-	-	$-	$-
May 17, 2024	27,900,000		$0.035	$-	-	$-	$-
June 17, 2024	5,000,000		$0.050	$-	-	$-	$-
June 17, 2024	5,000,000		$0.035	$-	-	$-	$-
August 16, 2024	2,500,000		$0.050	$-	-	$-	$-
September 6, 2024	1,000,000		$0.050	$-	-	$-	$-
September 17, 2024	5,000,000		$0.035	$-	-	$-	$-
October 3, 2024	3,500,000		$0.035	$-	-	$-	$-
October 24, 2024	2,000,000		$0.035	$-	-	$-	$-
December 11, 2024	120,000,000		$0.015	$0.002	-	$-	$-
Total	5,236,401,500		$0.003	$0.014	5,014,851,500	$0.002	$0.033
Weighted Average Remaining Contractual Life		1.96				2.40

The fair value of the stock options granted and vested was allocated as follows:

	December 31, 2019	December 31, 2018

Product development expense	$1,243,644	$186,476
Professional expense	392,677	401,151
Selling, general and administrative expenses	1,244,636	993,716
Interest	3,243,812	—

	$6,124,769	$1,581,343

The Company uses the fair value method for determining stock-based compensation for all options granted during the fiscal periods. The fair value was determined using the Black-Scholes option pricing model based on the following weighted average assumptions:

	December 31, 2019	December 31, 2018

Risk-free interest rate	1.84%	2.52%
Expected life	5 years	5 years
Expected dividends	0%	0%
Expected volatility	306%	309%
Forfeiture rate	0%	0%

The weighted average fair value for the options granted during 2019 was $0.03 (2018 - $0.06).

6.        Additional paid-in capital

Stock options

A summary of stock option activity is as follows:

	Year Ended		Year Ended
	December 31, 2018		December 31, 2017
		Weighted Average		Weighted Average
	Number of Options	Exercise Price	Number of Options	Exercise Price
Outstanding, beginning of period	4,963,851,500	$0.002	4,962,301,500	$0.013
Granted	52,500,000	$0.015	6,500,000	$0.002
Cancelled	(1,500,000)	$0.015	(4,950,000)	$(0.061)
Outstanding, end of period	5,014,851,500	$0.002	4,963,851,500	$0.002

Exercisable, end of period	4,987,851,500	$0.002	4,958,201,500	$0.002

During the year ended December 31, 2018:

On January 31, 2018, the Company granted nine consultants and advisors the option to acquire a total of 47,000,000 shares of common stock of the Company at a price of $0.015 per share for a term of five years and one advisor the option to acquire 200,000 shares of common stock of the Company at a price of $0.015 per share until April 18, 2019. Options to acquire 24,000,000 shares of common stock will vest based on achievements of performance milestones by one consulting group. The fair value of the options granted totaled $2,722,605, of which, $1,338,207 related to vested options was recorded as compensation expense and $1,384,398 related to options with performance vesting conditions was not recorded.

On June 13, 2018, the Company granted a consultant the option to acquire a total of 5,000,000 shares of common stock of the Company at a price of $0.015 per share for a term of five years. The fair value of the options granted totaled $189,968.

On October 1, 2018, the Company granted a consultant the option to acquire a total of 300,000 shares of common stock of the Company at a price of $0.05 per share for a term of five years. The fair value of the options granted totaled $15,926.

The Company recorded a further $37,242 in compensation expense related to vesting of stock options granted in previous years.

During the year ended December 31, 2017:

On November 27, 2017, the Company granted ten individuals the option acquire a total of 6,500,000 shares of common stock of the Company at a price of $0.015 per share for a term of five years. 2,350,000 of the approved options were to a director of the Company and 4,150,000 were to consultants of the Company. The fair value of the options granted total $194,970. In addition, the Company also extended the life of the options to acquire an aggregate of 2,200,000 shares of common stock held by four consultants to November 27, 2022.

The Company recorded a further $5,260 in compensation expense related to vesting of stock options granted in previous years.

Outstanding

The options outstanding at December 31, 2018 and 2017 were as follows:

	December 31, 2018			December 31, 2017
Expiry Date	Options	Exercise Price	Intrinsic Value	Options	Exercise Price	Intrinsic Value

April 18, 2019	200,000	$0.030	$0.005	-	-	$-
May 21, 2019	500,000	$0.015	$0.020	500,000	$0.030	$0.01
July 25, 2019	1,000,000	$0.015	$0.020	1,000,000	$0.015	$0.025
August 1, 2019	1,250,000	$0.015	$0.020	1,250,000	$0.015	$0.025
January 30, 2020	2,400,000	$0.015	$0.020	2,400,000	$0.015	$0.025
May 29, 2020	560,000,200	$0.002	$0.033	560,000,200	$0.002	$0.038
July 1, 2021	4,390,001,300	$0.002	$0.033	4,390,001,300	$0.002	$0.038
November 27, 2022	7,200,000	$0.015	$0.020	8,700,000	$0.015	$0.025
January 31, 2023	47,000,000	$0.015	$0.020	-	$-	$-
June 13, 2023	5,000,000	$0.015	$0.020	-	$-	$-
October 1, 2023	300,000	$0.050	$-	-	$-	$-
Total	5,014,851,500	$0.002	$0.033	4,963,851,500	$0.002	$0.038
Weighted Average Remaining Contractual Life		2.40			3.38

The Company uses the fair value method for determining stock-based compensation for all options granted during the fiscal periods. The fair value was determined using the Black-Scholes option pricing model based on the following weighted average assumptions:

The fair value of the stock options granted and vested was allocated as follows:

	December 31, 2018	December 31, 2017

Product development expense	$186,476	$66,800
Professional expense	401,151	52,492
Selling, general and administration expenses:	993,716	80,938

	$1,581,343	$200,230

The Company uses the fair value method for determining stock-based compensation for all options granted during the fiscal periods. The fair value was determined using the Black-Scholes option pricing model based on the following weighted average assumptions:

	December 31, 2018	December 31, 2017

Risk-free interest rate	2.52%	2.34%
Expected life	5 years	5 years
Expected dividends	0%	0%
Expected volatility	309%	330%
Forfeiture rate	0%	0%

The weighted average fair value for the options granted during 2018 was $0.06 (2017 - $0.03).